UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                       Form 13F

                                Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008


Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.):    (  ) is a restatement.
                                     (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TIFF Advisory Services, Inc.

Address:      Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

              West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner

Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:   610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner       West Conshohocken, PA       November 14, 2008
(Signature)                    (City, State)               (Date)

Report Type  (Check only one.):

(  )    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(  )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name
28-05508                       Aronson+Johnson+Ortiz LP

28-04441                       Westport Asset Management, Inc.

28-04097                       Shapiro Capital Management LLC

28-11450                       Mondrian Investment Partners Limited

28-03743                       Marathon Asset Management, LLP

28-04557                       Wellington Management Company, LLP

28-10835                       Brookfield Redding LLC

                                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total (in thousands):     $95,667


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:        Item 2:          Item 3:       Item 4:      Item 5:              Item 6:              Item 7:       Item 8:
                                               Market                     Investment Discretion      Managers     Voting Auth.
                                               Value      Shares or      (a) Sole   (b)     (c)                (a)     (b)   (c)
Name Of       Title of                          (in       Principal                Shared   Shared             Sole   Shared  None
Issuer          Class            CUSIP       thousands)      Amt.                  Defined   Other

iShares Trust  MSCI Emerging     464287234       23,619   684,000 SH        X                                 684,000
               Markets Index
iShares Trust  MSCI Emerging     464287234        1,165    34,100 SH                 X                                       34,100
               Markets Index
iShares Trust  MSCI EAFE Index   464287465       33,825   600,800 SH        X                                 600,800
iShares Trust  MSCI EAFE Index   464287465        5,219    92,700 SH                 X                                       92,700
Pacific Rim
Mining Corp.   Common Stock      694915208           11    35,000 SH        X                                  35,000
Vanguard
Index Funds    Stock Market ETF  922908769       23,692   400,000 SH        X                                 400,000
Vanguard
Index Funds    Stock Market ETF  922908769        5,241    89,800 SH                 X                                       89,800
iShares Trust  S&P Global        464288695          581    10,800 SH                 X                                       10,800
               Materials Sector
               Index
iShares Trust  S&P Global Energy 464287341          611    16,200 SH                 X                                       16,200
               Sector Index
SPDR Gold
Trust          Gold Shares       78463V107          698     8,200 SH                 X                                        8,200
Barclays
Bank PLC       iPATH
               Dow Jones-AIG
               Commodity         06738C778        1,005    19,500 SH                 X                                        19,500
               Index ETN